STOCK-BASED COMPENSATION (Details 2) - 2015 Stock Option Plan [Member] - $0.36 - $1.57 [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Weighted Average Remaining Contractual Term	5 years
Weighted Average Exercise Price	$ 1.00
Number Exercisable | shares	785,094
Weighted Average Exercise Price	$ 0.55